Revenue - Detailed Information about Revenue (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Revenue [abstract]
Sale of products	₨ 851,244	$ 11,639	₨ 816,558	₨ 890,083
Sale of services	2,239	30	2,159	2,205
Revenue from contingent rents	15,147	207	16,729	16,724
Total revenue	₨ 868,630	$ 11,876	₨ 835,446	₨ 909,012